FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                              Form 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended:  December 31, 2012

                          Check here if Amendment [ ]:

                       This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                       Name:     Investor AB
                       ---------------------

                       Address:  Arsenalsgatan 8C, S-103, 23
                                 Stockholm, Sweden
                       -------------------------------------


                        Form 13F File Number: 028-03431
                        -------------------------------
          The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:                  Petra Hedengran                    Susanne Ekblom

Title:                 Vice President Finance             CFO

Phone:                 +46 (0) 8 614 21 33                +46 (0) 8 614 20 97

Signature, Place, and Date of Signing

/s/ Petra Hedengran         Stockholm, Sweden              February 14, 2013
--------------------        ------------------            -------------------
[Signature]                 [City, State]                  [Date]

/s/ Susanne Ekblom          Stockholm, Sweden              February 14, 2013
---------------------       ------------------            -------------------
[Signature]                 [City, State]                  [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

                                 Report Summary



Number of Other Included Managers:                  0
                                                   ---

Form 13F Information Table Entry Total:            15
                                                  ----

Form 13F Information Table Value Total:       $746,202 (thousands)
                                              --------

List of Other Included Managers:                 None
                                                 ----

                           FORM 13F INFORMATION TABLE

                                  Investor AB
                                    FORM 13F
                               December 31, 2012


                            TITLE OF                VALUE     SHARES/    SH/  PUT/  INVSTMT   OTHER              VOTING AUTH
NAME OF ISSUER                CLASS      CUSIP     (x1000)    PRN AMT    PRN  CALL  DSCRETN   MNGRS     SOLE        SHRD      NONE
AMERICAN INTL GROUP INC     COM NEW     026874784    $1,412       40,000  SH         SOLE                 40,000
AMERISOURCEBERGEN CORP      COM         03073E105    $1,080       25,000  SH         SOLE                 25,000
CHINACACHE INTL HLDG LTD    SPON ADR    16950M107   $13,130    3,567,980  SH         DEFINED           3,567,980
CME GROUP INC               COM         12572Q105    $2,255       44,500  SH         SOLE                 44,500
CONSTANT CONTACT INC        COM         210313102    $2,554      179,740  SH         DEFINED             179,740
CORCEPT THERAPEUTICS INC    COM         218352102    $4,509    3,169,713  SH         DEFINED           3,169,713
DRESSER-RAND GROUP INC      COM         261608103   $11,259      200,558  SH         SOLE                200,558
GREENWAY MED
   TECHNOLOGIES IN          COM         39679B103  $108,003    7,031,440  SH         DEFINED           7,031,440
KYTHERA
   BIOPHARMACEUTICALS I     COM         501570105    $5,310      175,000  SH         SOLE                175,000
LIFELOCK INC                COM         53224V100    $3,045      374,480  SH         SOLE                374,480
MATTERSIGHT CORP            COM         577097108   $11,750    2,364,209  SH         SOLE              2,364,209
NASDAQ OMX GROUP INC        COM         631103108  $484,660   19,394,142  SH         SOLE             19,394,142
RAPTOR PHARMACEUTICAL
   CORP                     COM         75382F106    $8,992    1,537,151  SH         SOLE              1,537,151
RUCKUS WIRELESS INC         COM         781220108   $65,217    2,894,655  SH         DEFINED           2,894,655
TANGOE INC                  COM         87582Y108   $23,028    1,940,000  SH         DEFINED           1,940,000



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